Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)
During the fourth quarter of 2014, we identified an immaterial error in the calculation of our estimated effective tax rate that impacted each of the previously reported quarters of 2014. The error had no effect on previously reported Adjusted EBITDA or cash flows. In order to assess materiality of this error we considered SAB 99, “Materiality” and SAB 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” and determined that the impact of this error on prior period consolidated financial statements was immaterial. As provided by SAB 108, the portion of the immaterial error will not require the previously filed quarterly reports on Form 10-Q to be amended and the correction is permitted to be made the next time we file our prior period financial statements.

The following is a summary of unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 including the impact of the immaterial error correction adjustments discussed above (amounts in thousands):

	As of March 31, 2014			As of June 30, 2014			As of September 30, 2014
	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted
Deferred income tax liability	$158,104	981	159,085	166,665	3,209	169,874	160,799	5,806	166,605
Total liabilities	$1,550,989	981	1,551,970	1,595,683	3,209	1,598,892	1,556,394	5,806	1,562,200
Retained deficit	$(127,183)	(981)	(128,164)	(119,035)	(3,209)	(122,244)	(107,959)	(5,806)	(113,765)
Total GCI, Inc. stockholder's equity	$161,380	(981)	160,399	171,748	(3,209)	168,539	185,150	(5,806)	179,344
Total stockholders' equity	$458,811	(981)	457,830	465,461	(3,209)	462,252	482,295	(5,806)	476,489

	First Quarter			Second Quarter			Third Quarter			Fourth Quarter
2014	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted
Total revenues	$216,283	—	216,283	224,399	—	224,399	240,725	—	240,725	228,791
Operating income	$30,265	—	30,265	38,414	—	38,414	49,336	—	49,336	25,547
Income tax expense	$(215)	(981)	(1,196)	(127)	(2,228)	(2,355)	(2,481)	(2,597)	(5,078)	(1,400)
Net income	$11,742	(981)	10,761	19,068	(2,228)	16,840	28,444	(2,597)	25,847	5,796
Net income (loss) attributable to GCI, Inc.	$2,121	(981)	1,140	8,155	(2,228)	5,927	12,512	(2,597)	9,915	(9,425)

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenues	$186,216	189,661	217,943	217,828
Operating income	$23,060	25,695	38,684	25,423
Net income (loss) attributable to GCI, Inc.	$3,244	4,180	8,905	(6,923)